Long Term Debt - Schedule of Unutilized Credit Facilities (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 1,118	$ 1,058
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	1,012	1,012
Uncommitted Credit Facilities
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 106	$ 46